As filed with the Securities and Exchange Commission on December 21, 2001.

                                                          File Nos. 33-88924
                                                                    811-8962
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.
                               -----

   Post-Effective Amendment No. 9                             (X)
                               ----

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

   Amendment No. 11                                            (X)
                -----

                      FRANKLIN TEMPLETON MONEY FUND TRUST
                      -----------------------------------
              (Exact Name of Registrant as Specified in Charter)

            ONE FRANKLIN PARKWAY, SAN MATEO, CALIFORNIA 94403-1906
            ------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, Including Area Code (650) 312-2000
                                                          --------------

      MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA. 94403-1906
      ------------------------------------------------------------------
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on January 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant's Class B and C prospectus and statement of additiona information dated November 1, 2001, as filed with the Securities and Exchange Commission under Form Type 485BPOS on October 30, 2001 (File Nos. 33-88924 and 811-8962) are hereby incorporated by reference.


The Money Market Portfolios (the Master Fund) has executed this registration statement.




o  511 P-1


                        SUPPLEMENT DATED JANUARY 1, 2002
                              TO THE PROSPECTUS OF
                          FRANKLIN TEMPLETON MONEY FUND
                             DATED NOVEMBER 1, 2001


The prospectus is amended as follows:

I. As of January 1, 2002, the Fund offers three classes of shares: Class B, Class C, and Class R.

II.  The section "Fees and Expenses" on page 6 is replaced with the following:

[Insert graphic of percentage sign] FEES AND EXPENSES
                                    -----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                            CLASS B      CLASS C      CLASS R/1
-------------------------------------------------------------------------------
Maximum sales charge (load) on purchases     None         None         None
Maximum deferred sales charge (load)         4.00%        1.00%        1.00%

Please see "Selling Shares" on page 17 for an explanation of how and when the deferred sales charge applies.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)/2

                                            CLASS B      CLASS C      CLASS R
-------------------------------------------------------------------------------
Management fees/3                            0.60%        0.60%        0.60%
Distribution and service (12b-1) fees        0.65%        0.50%        0.50%
Other expenses                               0.36%        0.36%        0.36%
                                         --------------------------------------
Total annual Fund operating expenses/3       1.61%        1.46%        1.46%
                                         --------------------------------------

1. The Fund began offering Class R shares on January 1, 2002. Annual Fund operating expenses are based on the expenses for Class B and C for the fiscal year ended June 30, 2001. The distribution and service (12b-1) fees are based on the maximum fees allowed under Class R's Rule 12b-1 plan.
2. The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.
3. For the fiscal year ended June 30, 2001, the manager had agreed in advance to limit its fees. With this reduction, management fees were 0.24% and total annual Fund operating expenses were 1.25% for Class B, 1.10% for Class C and 1.10% for Class R. The manager may end this arrangement at any time upon notice to the Fund's Board of Trustees.

EXAMPLE

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

o You invest $10,000 for the periods shown;
o Your investment has a 5% return each year; and
o The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                  1 YEAR    3 YEARS    5 YEARS   10 YEARS
-------------------------------------------------------------------------------
If you sell your shares at the end of the period:
CLASS B                           $564       $808      $1,076    $1,648
CLASS C                           $249       $462        $797    $1,746
CLASS R                           $249       $462        $797    $1,746
If you do not sell your shares:
CLASS B                           $164       $508        $876    $1,648
CLASS C                           $149       $462        $797    $1,746
CLASS R                           $149       $462        $797    $1,746

III. The first paragraph and the table under "Buying Shares" on page 12 is replaced with the following:

You may buy shares of the Fund only in exchange for Class B, C or R shares of other Franklin Templeton funds sold subject to a contingent deferred sales charge or through the reinvestment of dividends. Shares of the Fund may not be purchased directly. Unlike other money funds, the Fund does not have check writing privileges.

MINIMUM INVESTMENTS
-------------------------------------------------------------------------------
                                            INITIAL         ADDITIONAL
-------------------------------------------------------------------------------
Regular accounts                            $1,000          $50
-------------------------------------------------------------------------------
Automatic investment plans                  $50 ($25        $50 ($25
                                            for an          for an
                                            Education       Education
                                            IRA)            IRA)
-------------------------------------------------------------------------------
UGMA/UTMA accounts                          $100            $50
-------------------------------------------------------------------------------
Retirement accounts including               no minimum      no minimum
Qualified plans (other than IRAs, IRA
rollovers, Education IRAs or Roth IRAs)
-------------------------------------------------------------------------------
IRAs, IRA rollovers, Education IRAs or
Roth IRAs                                   $250            $50
-------------------------------------------------------------------------------
Broker-dealer sponsored wrap account
programs                                    $250            $50
-------------------------------------------------------------------------------
Full-time employees, officers,              $100            $50
trustees and directors of Franklin
Templeton entities, and their
immediate family members
-------------------------------------------------------------------------------

IV. Under the "Distribution and Service (12B-1) Fees" section on page 12, the second paragraph is replaced as follows:

Class C also has a distribution plan that allows the Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares and for services provided to shareholders. Dealers may be eligible to receive up to 0.15% at time of initial purchase of the Class C shares that were exchanged for shares of the Fund and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commissions and the prepaid service fee paid at the time of purchase.

Class R has a distribution plan that allows the Fund to pay distribution and other fees of up to 0.50% per year for the sale of Class R shares and for services provided to shareholders.
Dealers may be eligible to receive a 12b-1 fee of 0.35% starting in the 13th month after initial purchase of the Class R shares that were exchanged for shares of the Fund. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset commission paid at the time of purchase. Starting in the 13th month, Distributors will receive 0.15%. Dealers may be eligible to receive the full 0.50% 12b-1 fee starting at the time of purchase if they forego the prepaid commission.

V. The footnote under the section "Distribution Options" on page 14 is replaced with the following:

*Class B and C shareholders may reinvest their distributions in Class A shares of any other Franklin Templeton money fund. ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping may direct distributions to Class A shares if Class R shares are not offered on that fund.

VI.   The following paragraph is added under the section
"Exchange Privilege" beginning on page 16:

For ValuSelect plans and other retirement plans where Franklin Templeton Investments has contracted with the plan sponsor to provide participant level recordkeeping, you may exchange your Class R shares for Class A shares of another Franklin Templeton fund if that fund does not offer Class R shares.

VII. The following paragraph is added under the section "Contingent Deferred Sales Charge (CDSC)" is on page 18:

Except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, there is a 1% CDSC on any Class R shares you sell within 18 months from the date of purchase of the shares that were exchanged for shares of the Fund. The CDSC is applied at the plan level based on initial investment for Qualified plans. The way we calculate the CDSC is the same for each class (please see CDSC section on page 18 of the Prospectus).



               Please keep this supplement for future reference.




o  511 SA-1
                        SUPPLEMENT DATED JANUARY 1, 2002
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                          FRANKLIN TEMPLETON MONEY FUND
                             DATED NOVEMBER 1, 2001


The Statement of Additional Information is amended as follows:

I. As of January 1, 2002, the Fund offers three classes of shares: Class B, Class C and Class R.

II. The second paragraph under the section "Organization, Voting Rights and Principal Holders" on page 12 is replaced with the following:
The Fund currently offers three classes of shares, Class B, Class C, and Class
R. The Fund may offer additional classes of shares in the future. The full title of each class is:
o  Franklin Templeton Money Fund - Class B
o  Franklin Templeton Money Fund - Class C
o  Franklin Templeton Money Fund - Class R

The following is added to the section "Organization, Voting Rights and Principal Holders": As of December 3, 2001, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each class. The board members may own shares in other funds in Franklin Templeton Investments.

III. The third paragraph under the section "Buying and Selling Shares - Contingent deferred sales charge (CDSC)" on page 13 is replaced with the following:

For Class C and R shares, a CDSC may apply if you sell your shares within 18 months from the date of purchase of the shares that were exchanged for shares of the Fund. For Class R shares, except for ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping, the CDSC is applied at the plan level based on initial investment for qualified plans. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less.

IV. The following is added under the section "Buying and Selling Shares," beginning on page 13:

CONVERSION OF CLASS R SHARES TO CLASS A SHARES Effective October 1, 2002, when ValuSelect plans and other retirement plans where Franklin Templeton Investments contracts with the plan sponsor to provide participant level recordkeeping reach $10 million, assets may be transferred from Class R shares into Class A shares of other Franklin Templeton funds at NAV if Franklin Templeton Investments is notified by the plan sponsor. For all other Qualified Retirement Plans, when plan assets reach $20 million, assets may be transferred from Class R shares into Class A shares of other Franklin Templeton funds at NAV if Franklin Templeton Investments is notified by the plan sponsor.

V. The third paragraph under "The Underwriter - Distribution and service (12b-1) fees" on page 16 is replaced with the following:

THE CLASS B, C AND R PLANS. For Class B and C shares, the Fund pays Distributors up to 0.65% per year of the class's average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). For Class R shares, the Fund pays Distributors up to 0.50% per year of the class's average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.


              Please keep this supplement for future reference.>



                       FRANKLIN TEMPLETON MONEY FUND TRUST
                               File Nos. 33-88924
                                    811-8962

                                    FORM N-1A

                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits.

    The following exhibits are incorporated by reference to the previous filed document indicated below, except as noted:

    (a)    Agreement and Declaration of Trust

           (i) Certificate of Trust of Franklin Templeton Money Fund Trust dated January 17, 1995
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: August 31, 1995

           (ii) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Templeton Money Fund Trust dated July 19, 2001

          (iii) Agreement and Declaration of Trust of Franklin Templeton Money Fund Trust dated January 17, 1995
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: August 31, 1995

      (b)  By-Laws

           (i)  By-Laws of Franklin Templeton Money Fund Trust
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: August 31, 1995

      (c)  Instruments Defining Rights of Security Holders

           Not Applicable

      (d)  Investment Advisory Contracts

           (i) Administration Agreement between the Registrant and Franklin Advisers, Inc., on behalf of Franklin Templeton Money Fund II, dated May 1, 1995
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: August 31, 1995

           (ii) Amendment dated August 1, 1995 to Administration Agreement between the Registrant and Franklin Advisers, Inc., on behalf of Franklin Templeton Money Fund II, dated May 1, 1995
                Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 30, 1996

      (e)  Underwriting Contracts

           (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc., dated October 31, 2001
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 30, 2001

           (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers
                Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: December 23, 1998

      (f)  Bonus or Profit Sharing Contracts

           Not Applicable

      (g)  Custodian Agreements

           (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 30, 1996

          (ii) Amendment dated May 7, 1997 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date:  October 29, 1997

(iii) Amendment dated February 27, 1998 to the Master Custody Agreement dated February 16, 1996 between Registrant and Bank of New York
                Filing: Post-Effective Amendment No. 4 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date:  August 21, 1998

           (iv) Amendment dated March 28, 2001 to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 30, 2001

           (v) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                Filing: Post-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 30, 1996

      (h)  Other Material Contracts

           Not Applicable

      (i)  Legal Opinion

           (i)  Opinion and consent of counsel
                Filing: Post-Effective Amendment No. 5 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: December 23, 1998

      (j)  Other Opinions

           (i)  Consent of Independent Auditors

      (k)  Omitted Financial Statements

           Not Applicable

      (l)  Initial Capital Agreements

           (i)  Letter of Understanding dated April 13, 1995
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: August 31, 1995

      (m)  Rule 12b-1 Plan

           (i)  Class R Distribution Plan between Registrant and
                Franklin/Templeton Distributors, Inc. dated January 1, 2002

           (ii) Class C Distribution Plan between Registrant and
                Franklin/Templeton Distributors, Inc., dated October 31, 2000
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 30, 2001

           (iii)Class B Distribution Plan between Registrant and
                Franklin/Templeton Distributors, Inc., dated November 17, 1998
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 26, 2000


      (n)  Rule 18f-3 Plan

           (i)  Multiple Class Plan between Registrant and
                Franklin/Templeton Distributors, Inc. dated November 17, 1998
                Filing: Post-Effective Amendment No. 8 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 30, 2001

           (ii) Multiple Class Plan between Registrant and
                Franklin/Templeton Distributors, Inc. dated October 9, 2001

(p)   Code of Ethics

           (i) Code of Ethics
               Filing: Post-Effective Amendment No.8 to Registration Statement on Form N-1A
               File No. 33-88924
               Filing Date: October 30, 2001

      (q)  Power of Attorney

(i) Power of Attorney for Franklin Templeton Money Fund Trust dated July 13, 2000
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 26, 2000

           (ii) Power of Attorney for The Money Market Portfolios dated July 13, 2000
                Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
                File No. 33-88924
                Filing Date: October 26, 2000


ITEM 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

           None

ITEM 25.   INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a Court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Administration Agreement, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

ITEM 26  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors of Franklin Advisers, Inc. (Advisers), administrator of Registrant and investment advisor of the Master Fund, also serve as officers and/or directors/trustees for (1) Advisers' corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in Franklin Templeton Investments. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27.  PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund, Inc.
Franklin Custodian Funds, Inc.
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Master Trust
Franklin Floating Rate Trust
Franklin Gold and Precious Metals Fund
Franklin Growth and Income Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Franklin Templeton Variable Insurance Products Trust
Institutional Fiduciary Trust

Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.


b) The information required by this Item 27 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Trust or its shareholder services agent, Franklin Templeton Investor Services, LLC, both of whose address is One Franklin Parkway, San Mateo, CA 94403-1906.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

Not Applicable

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 20th day of December, 2001.

                           FRANKLIN TEMPLETON MONEY FUND TRUST
                                  (Registrant)


                           By: /s/ David P. Goss
                               ------------------
                                David P. Goss
                                Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

RUPERT H. JOHNSON, JR.*              Principal Executive Officer
-----------------------
Rupert H. Johnson, Jr.               and Trustee
                                     Dated: December 20, 2001

MARTIN L. FLANAGAN*                  Principal Financial Officer
------------------
Martin L. Flanagan                   Dated: December 20, 2001

KIMBERLEY H. MONASTERIO*             Principal Accounting Officer
------------------------
Kimberley H. Monasterio              Dated: December 20, 2001

FRANK H. ABBOTT III*                 Trustee
-------------------
Frank H. Abbott III                  Dated: December 20, 2001

HARRIS J. ASHTON*                    Trustee
----------------
Harris J. Ashton                     Dated: December 20, 2001

S. JOSEPH FORTUNATO*                 Trustee
--------------------
S. Joseph Fortunato                  Dated: December 20, 2001

CHARLES B. JOHNSON*                  Trustee
------------------
Charles B. Johnson                   Dated: December 20, 2001

FRANK W.T. LAHAYE*                   Trustee
-----------------
Frank W.T. LaHaye                    Dated: December 20, 2001

GORDON S. MACKLIN*                   Trustee
------------------
Gordon S. Macklin                    Dated: December 20, 2001


BY:  /s/ David P. Goss
     ------------------------------------
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Franklin Templeton Money Fund Trust and has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 20th day of December, 2001.

                               THE MONEY MARKET PORTFOLIOS


                             By:  /s/ David P. Goss
                                  -----------------
                                  David P. Goss
                                  Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following trustees and officers of The Money Market Portfolios in the capacities and on the dates indicated:

CHARLES E. JOHNSON*                Trustee and Principal Executive
-------------------
Charles E. Johnson                 Officer
                                   Dated: December 20, 2001

MARTIN L. FLANAGAN*                Principal Financial Officer
-------------------
Martin L. Flanagan                 Dated: December 20, 2001

KIMBERLEY H. MONASTERIO*           Principal Accounting Officer
------------------------
Kimberley H. Monasterio            Dated: December 20, 2001

FRANK H. ABBOTT III*               Trustee
--------------------
Frank H. Abbott III                Dated: December 20, 2001

HARRIS J. ASHTON*                  Trustee
-----------------
Harris J. Ashton                   Dated: December 20, 2001

ROBERT F. CARLSON*                 Trustee
------------------
Robert F. Carlson                  Dated: December 20, 2001

S. JOSEPH FORTUNATO*               Trustee
--------------------
S. Joseph Fortunato                Dated: December 20, 2001

CHARLES B. JOHNSON*                Trustee
-------------------
Charles B. Johnson                 Dated: December 20, 2001

RUPERT H. JOHNSON, JR.*            Trustee
-----------------------
Rupert H. Johnson, Jr.             Dated: December 20, 2001

FRANK W.T. LAHAYE*                 Trustee
------------------
Frank W.T. LaHaye                  Dated: December 20, 2001

GORDON S. MACKLIN*                 Trustee
------------------
Gordon S. Macklin                  Dated: December 20, 2001




BY:   /s/ David P. Goss
      ------------------
      David P. Goss
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                      FRANKLIN TEMPLETON MONEY FUND TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.     DESCRIPTION                                   LOCATION

EX-99.(a)(i)      Certificate of Trust dated January 17,          *
                  1995

EX-99.(a)(ii)     Certificate of Amendment of Agreement       Attached
                  and Declaration of Trust of Franklin
                  Templeton Money Fund Trust date July
                  19, 2001

EX-99.(a)(iii)    Agreement and Declaration of Trust              *
                  dated January 17, 1995

EX-99.(b)(i)      By-Laws                                         *

EX-99.(d)(i)      Administration Agreement between the            *
                  Registrant and Franklin Advisers,
                  Inc., on behalf of Franklin Templeton
                  Money Fund II, dated May 1, 1995

EX-99.(d)(ii)     Amendment dated August 1, 1995 to               *
                  Administration Agreement between
                  the Registrant and Franklin Advisers,
                  Inc., on behalf of Franklin Templeton
                  Money Fund II, dated May 1, 1995

EX-99.(e)(i)      Amended and Restated Distribution               *
                  Agreement between the Registrant and
                  Franklin/Templeton Distributors, Inc.,
                  dated October 31, 2001

EX-99.(e)(ii)     Forms of Dealer Agreements between              *
                  Franklin/Templeton Distributors, Inc.
                  and Securities Dealers

EX-99.(g)(i)      Master Custody Agreement between the            *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(g)(ii)     Amendment dated May 7, 1997 to the              *
                  Master Custody Agreement dated
                  February 16, 1996 between Registrant
                  and Bank of New York

EX-99.(g)(iii)    Amendment dated February 27, 1998 to            *
                  Master Custody Agreement dated
                  February 16, 1996 between Registrant
                  and Bank of New York

EX-99.(g)(iv)     Amendment dated March 28, 2001 to               *
                  Exhibit A of the Master Custody
                  Agreement between Registrant and Bank
                  of New York dated February 16, 1996

EX-99.(g)(v)      Terminal Link Agreement between the             *
                  Registrant and Bank of New York dated
                  February 16, 1996

EX-99.(i)(i)      Opinion and consent of counsel                  *

EX-99.(j)(i)      Consent of Independent Auditors             Attached

EX-99.(l)(i)      Letter of Understanding dated April             *
                  13, 1995

EX-99.(m)(i)      Class R Distribution Plan between           Attached
                  Registrant and Franklin/Templeton
                  Distributors, Inc. dated January 1,
                  2002

EX-99.(m)(ii)     Class C Distribution Plan between               *
                  Registrant and Franklin/Templeton
                  Distributors, Inc., dated October 31,
                  2000

EX-99.(m)(iii)    Class B Distribution Plan between               *
                  Registrant and Franklin/Templeton
                  Distributors, Inc. dated November 17,
                  1998

EX-99.(n)(i)      Multiple Class Plan between Registrant          *
                  and Franklin/Templeton Distributors,
                          Inc. dated November 17, 1998

EX-99.(n)(ii)     Multiple Class Plan between Registrant      Attached
                  and Franklin/Templeton Distributors,
                  Inc. dated October 9, 2001

EX-99.(p)(i)      Code of Ethics                                  *

EX-99.(q)(i)      Power of Attorney for Franklin                  *
                  Templeton Money Fund Trust dated July
                  13, 2000

EX-99.(q)(ii)     Power of Attorney for The Money Market          *
                  Portfolios dated July 13, 2000


* Incorporated by Reference